Cover Page	Sep. 14, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 14, 2021
Entity Registrant Name	CARLISLE COMPANIES INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9278
Entity Tax Identification Number	31-1168055
Entity Address, Address Line One	16430 North Scottsdale Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	781-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000790051
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	CSL
Security Exchange Name	NYSE
Preferred stock purchase rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred stock purchase rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE